IMPAIRMENT (Details) - Schedule of Impairment - The Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	£ 453
Other changes in credit quality	577
Additions (repayments)	(107)
Methodology changes	(20)
Other items	23
Other items impacting the impairment charge	473
Total impairment	926	£ 687	£ 752
In respect of:
Impairment charge on drawn balances	1,012
Loan commitments and financial guarantees	(72)
Financial assets at fair value through other comprehensive income	(14)
Stage 1 [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	(10)
Other changes in credit quality	(23)
Additions (repayments)	19
Methodology changes	(71)
Other items	(13)
Other items impacting the impairment charge	(88)
Total impairment	(98)
In respect of:
Impairment charge on drawn balances	(64)
Loan commitments and financial guarantees	(20)
Financial assets at fair value through other comprehensive income	(14)
Stage 2 [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	18
Other changes in credit quality	(14)
Additions (repayments)	(84)
Methodology changes	(21)
Other items impacting the impairment charge	(119)
Total impairment	(101)
In respect of:
Impairment charge on drawn balances	(53)
Loan commitments and financial guarantees	(48)
Stage 3 [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	445
Other changes in credit quality	545
Additions (repayments)	27
Methodology changes	72
Other items	36
Other items impacting the impairment charge	680
Total impairment	1,125
In respect of:
Impairment charge on drawn balances	1,129
Loan commitments and financial guarantees	(4)
Purchased or originated credit-impaired [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Other changes in credit quality	69
Additions (repayments)	(69)
Loans and Advances to Banks [member]
In respect of:
Loans and advances	1
Loans and Advances to Banks [member] | Stage 1 [member]
In respect of:
Loans and advances	1
Loans and Advances to Banks [member] | Stage 2 [member]
In respect of:
Loans and advances
Loans and Advances to Banks [member] | Stage 3 [member]
In respect of:
Loans and advances
Loans and Advances to Banks [member] | Purchased or originated credit-impaired [member]
In respect of:
Loans and advances
Loans and advances to customers [member]
In respect of:
Loans and advances	1,011
Loans and advances to customers [member] | Stage 1 [member]
In respect of:
Loans and advances	(65)
Loans and advances to customers [member] | Stage 2 [member]
In respect of:
Loans and advances	(53)
Loans and advances to customers [member] | Stage 3 [member]
In respect of:
Loans and advances	£ 1,129